UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SQ Advisors, LLC
Address: 1400 Gulf Shore Boulevard North
         Suite 184
         Naples, FL  34102

13F File Number:  028-14805

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kimberly K. Querrey
Title:     President
Phone:     (239) 213-9395

Signature, Place, and Date of Signing:

 /s/   Kimberly K. Querrey     Naples, FL     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $1,003,231 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2560       21 SH       SOLE                       21        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702   100019  1232524 SH       SOLE                  1232524        0        0
CENOVUS ENERGY INC             COM              15135U109    70373  1958167 SH       SOLE                  1958167        0        0
CROWN HOLDINGS INC             COM              228368106    65655  1782647 SH       SOLE                  1782647        0        0
DELL INC                       COM              24702R101    96118  5791533 SH       SOLE                  5791533        0        0
DIRECTV                        COM CL A         25490A101    71538  1449894 SH       SOLE                  1449894        0        0
FISERV INC                     COM              337738108   104605  1507497 SH       SOLE                  1507497        0        0
LOWES COS INC                  COM              548661107   115423  3678249 SH       SOLE                  3678249        0        0
ORACLE CORP                    COM              68389X105    51530  1767155 SH       SOLE                  1767155        0        0
SCHWAB CHARLES CORP NEW        COM              808513105    77691  5406462 SH       SOLE                  5406462        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104    99209  2699576 SH       SOLE                  2699576        0        0
US BANCORP DEL                 COM NEW          902973304      444    14000 SH       SOLE                    14000        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    66973  1247847 SH       SOLE                  1247847        0        0
WELLS FARGO & CO NEW           COM              949746101    81093  2375301 SH       SOLE                  2375301        0        0